Transactions with Related Parties - Compensation to the Company's Non-Executive Directors (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of transactions between related parties [line items]
Share-based payments (Note 12)	$ 40	$ 40	$ 40
Non-Executive Directors [member]
Disclosure of transactions between related parties [line items]
Directors’ remuneration	145	143	147
Share-based payments (Note 12)	40	40	40
Total	$ 185	$ 183	$ 187